Short Term Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Deposits [Abstract]
Schedule of short term deposits
	December 31,
(in thousands)	2021	2020

Bank deposits in U.S.$ (annual average interest rates 0.6% and 2.1%)	$10,004	$30,034